Stock Warrants - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Series H-1 Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Adjustment of common stock warrants issued	$ 22.4
Series H [Member]
Class of Warrant or Right [Line Items]
Adjustment of common stock warrants issued		$ 0.9	$ 13.2